Statements of Financial Condition (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity in broker trading accounts
Cash	$ 23,481,414	$ 15,373,302	$ 15,061,686
Net unrealized gain (loss) on open futures contracts	(448,683)	1,184,851	2,154,522
Net unrealized gain (loss) on open forward currency contracts	(24,490)	18,907	977,320
Total equity in broker trading accounts	23,008,241	16,577,060	18,193,528
Cash and cash equivalents	3,205,620	3,134,401	38,989,573
Investments in securities, at fair value	37,096,267	44,281,549
Certificates of deposit, at fair value	3,455,744	2,951,285
Total assets	66,765,872	66,944,295	57,183,101
Liabilities
Trading Advisor management fees payable	76,872	78,262	311,768
Trading Advisor incentive fees payable	73,650		582,381
Commissions and other trading fees payable on open contracts	9,905	9,096	2,995
Cash Manager fees payable	13,799	16,476
General Partner fee payable	80,202	80,898	49,337
Selling Agent fees payable - General Partner	39,969	39,572	27,143
Administrative expenses payable - General Partner	51,396	51,851	42,727
Offering expenses payable - General Partner	40,101	40,449	33,639
Broker dealer custodial fee payable - General Partner	5,810	6,169	6,174
Broker dealer servicing fee payable - General Partner	3,853	3,715	2,675
Redemptions payable	1,353,321	528,168	35,507
Subscriptions received in advance	1,632,356	1,426,321	2,536,859
Total liabilities	3,381,234	2,280,977	3,631,205
Partners' Capital (Net Asset Value)
General Partner Units - 6,484.1437, 6,484.1437 and 4,806.7772 units outstanding at March 31, 2012, December 31, 2011 and 2010, respectively	760,203	776,710	609,812
Total partners' capital (net asset value)	63,384,638	64,663,318	53,551,896
Total liabilities and partners' capital (net asset value)	66,765,872	66,944,295	57,183,101
Series A
Partners' Capital (Net Asset Value)
Limited partners Units	23,494,998	23,528,145	15,995,450
Series B
Partners' Capital (Net Asset Value)
Limited partners Units	12,827,063	13,684,883	13,396,321
Series I
Partners' Capital (Net Asset Value)
Limited partners Units	$ 26,302,374	$ 26,673,580	$ 23,550,313